Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of basic and diluted loss per share reflecting the effect of the issuance of ordinary shares by the company

	Year ended December 31,
	2018	2019	2020
Loss attributable to owners of the Company (RMB’000)	(464,993)	(676,034)	(3,069,043)

Weighted average number of ordinary shares outstanding (in thousands) (Note)	113,757	124,895	301,380

Basic loss per share (RMB)	(4.09)	(5.41)	(10.18)

Basic loss per ADS (RMB)			(50.92)

Summary of movement of number of ordinary shares outstanding (excluding treasury shares)
Movement of number of ordinary shares outstanding (excluding treasury shares) for the reported periods are shown as follows.

	Year ended December 31,
	2018	2019	2020
	in thousands	in thousands	in thousands
At beginning of the year	107,768	119,812	123,584

Ordinary shares
- repurchased	—	(8,272)	—
- issued upon IPO	—	—	80,000
- converted from Preferred Shares upon IPO	—	—	220,332

*Restricted shares vested	12,044	12,044	17,894

**Awards vested	—	—	14,897

At end of the year	119,812	123,584	456,707

*	considered in the calculation when they vested on monthly basis
**	represent awards with nominal subscription prices which have been vested but not yet exercised at end of the year